SUPPLEMENT DATED JANUARY 30, 2025 TO THE STATEMENTS OF ADDITIONAL INFORMATION
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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      FS VARIABLE SEPARATE ACCOUNT
                Polaris Preferred Solution Variable Annuity
                  Polaris Platinum III Variable Annuity
               Polaris Platinum O-Series Variable Annuity
              Polaris Retirement Protector Variable Annuity
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This supplement updates the above-referenced Statements of Additional
Information. Please read and keep it together with your Statement of Additional Information for future reference. You may obtain a free copy of a Statement of Additional Information by visiting www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

The following replaces the first paragraph under the section titled "SEPARATE ACCOUNT AND THE COMPANY" in your Statement of Additional Information:

The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. US Life is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. ("Corebridge"). US Life offers individual term and universal life insurance, as well as fixed and variable annuities in the state of New York.